Accounts Receivable and Notes Receivable, Net (Details) - Schedule of movement of allowance of doubtful accounts - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Movement Of Allowance Of Doubtful Accounts Abstract
Balance at beginning of the year	$ 5,744,387	$ 1,808,889
Additions	1,760,973	506,460
Foreign currency translation adjustments	(347,129)	19,062
Balance at end of the period	$ 7,158,231	$ 2,334,411